Investment Strategy - Tandem Fund	Nov. 17, 2025
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve long-term capital appreciation by investing in a focused portfolio of securities. Under normal market conditions, the Fund invests primarily in common stocks of large-capitalization companies. The Fund generally considers a company to be a large-capitalization company if, at the time of purchase, its market capitalization is $15 billion or more. Although the Fund invests primarily in large-capitalization companies it may also invest in small and medium capitalization companies. The Fund may invest in foreign securities, including sponsored American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. Also, from time to time, the Fund may invest a significant portion of its assets in a particular sector. This could result in the Fund being overweight certain sectors at various times.

Tandem Investment Advisors, Inc. (“Tandem” or the “Adviser”) searches for companies it believes are capable of having consistent growth in earnings, revenues and cash flow through any economic environment; have consistent dividend growth as a result of earnings, revenue and cash flow growth; have a dominant or competitive advantage; and have consistency in and depth of management.

The Adviser employs a disciplined system built on a proprietary investment process. The proprietary investment selection process starts by applying quantitative analysis across a universe of approximately 3,000 stocks, resulting in each stock that meets the Adviser’s basic investment criteria being classified as either a buy, accumulate, hold or sell. The Adviser’s investment team then reviews the fundamentals of the stocks identified by its quantitative analysis prior to any buy or sell decisions being executed. The Adviser believes this semi-quantitative investment process differentiates the Fund from other funds that employ strictly quantitative analysis. The Adviser then uses technical analysis (i.e. monitors the price action of a potential investment) to determine the price to buy or sell specific securities.

The Adviser may sell or reduce the Fund's position in a security (1) when the fundamentals no longer meet the Adviser’s requirements, (2) when the Adviser’s quantitative model ranks the security as overvalued, (3) when the security experiences significant relative price appreciation, or (4) when the security experiences significant relative underperformance versus the performance of the S&P 500 Index.

The Fund will hold the uninvested portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, investment grade short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited. The amount of cash the Fund will hold or the duration for which it will be held is at the discretion of the Adviser.